CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND MEZZANINE EQUITY - USD ($)	Preferred Shares [Member] Series B Preferred Shares [Member]	Common Shares [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Due from Stockholder [Member]	Former Parent Company Investment [Member]	(Accumulated Deficit)/Retained Earnings [Member]	Total	Series A Preferred Shares [Member]
Beginning balance at Dec. 31, 2022	$ 0	$ 1	$ 0	$ 0	$ (1)	$ 140,496,912	$ (32)	$ 140,496,880
Beginning balance (in shares) at Dec. 31, 2022	0	1,000
Beginning balance (in shares) at Dec. 31, 2022				0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	$ 0	0	$ 0	0	17,339,332	123,297,661	140,636,993
Comprehensive income	0	0	0	0	0	17,339,332	123,297,661	140,636,993
Net increase in Former Parent Company investment	0	0	0	0	0	211,982	0	211,982
Cancellation of common shares due to spin-off	$ 0	$ (1)	0	$ 0	1	0	0	0
Cancellation of common shares due to spin-off (in shares)	0	(1,000)		0
Distribution of net assets of Robin to shareholders								0
Capitalization at spin off, including Issuance of capital and preferred stock, net of costs (Note 9)	$ 40	$ 9,461	38,156,985	$ 0	0	(158,048,226)	0	(119,881,740)
Capitalization at spin off, including Issuance of capital and preferred stock, net of costs (Note 9) (in shares)	40,000	9,461,009		0
Issuance of common shares pursuant to private placement	$ 0	$ 8,500	18,638,736	$ 0	0	0	0	18,647,236
Issuance of common shares pursuant to private placement (in shares)	0	8,500,000		0
Issuance of restricted stock and compensation cost	$ 0	$ 1,240	1,271,458	$ 0	0	0	0	1,272,698
Issuance of restricted stock and compensation cost (in shares)	0	1,240,000		0
Repurchase of common shares (Note 9)		$ (179)	(822,889)
Repurchase of common shares (Note 9) (in shares)		(179,251)
Repurchase of common shares				$ (223,840)
Repurchase of common shares (in shares)				(43,349)
Repurchase of common shares					0	0	0	(1,046,908)
Dividend on Series A preferred shares (Note 10)	$ 0	$ 0	0	$ 0	0	0	(1,166,667)	(1,166,667)
Deemed dividend on Series A preferred shares (Note 10)	0	0	0	0	0	0	(2,429,275)	(2,429,275)
Ending balance at Dec. 31, 2023	$ 40	$ 19,022	57,244,290	$ (223,840)	0	0	119,701,687	176,741,199
Ending balance (in shares) at Dec. 31, 2023	40,000	19,021,758
Ending balance (in shares) at Dec. 31, 2023				(43,349)
Beginning balance at Dec. 31, 2022									$ 0
Beginning balance (in shares) at Dec. 31, 2022									0
Increase (Decrease) in Temporary Equity [Roll Forward]
Capitalization at spin off, including Issuance of capital and preferred stock, net of costs (Note 8)									$ 117,172,135
Capitalization at spin off, including Issuance of capital and preferred stock, net of costs (Note 8) (in shares)									140,000
Deemed dividend on Series A preferred shares (Note 9)									$ 2,429,275
Ending balance at Dec. 31, 2023									$ 119,601,410
Ending balance (in shares) at Dec. 31, 2023									140,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	$ 0	0	$ 0	0	0	25,207,504	25,207,504
Comprehensive income	0	0	0	0	0	0	25,207,504	25,207,504
Distribution of net assets of Robin to shareholders								0
Issuance of restricted stock and compensation cost	$ 0	$ 760	5,312,094	$ 0	0	0	0	5,312,854
Issuance of restricted stock and compensation cost (in shares)	0	760,000		0
Repurchase of common shares (Note 9)		$ (688)	(3,951,160)
Repurchase of common shares (Note 9) (in shares)		(687,905)
Repurchase of common shares				$ 223,840
Repurchase of common shares (in shares)				43,349
Repurchase of common shares					0	0	0	(3,728,008)
Dividend on Series A preferred shares (Note 10)	$ 0	$ 0	0	$ 0	0	0	(1,423,333)	(1,423,333)
Deemed dividend on Series A preferred shares (Note 10)	0	0	0	0	0	0	(3,064,409)	(3,064,409)
Ending balance at Dec. 31, 2024	$ 40	$ 19,094	58,605,224	$ 0	0	0	140,421,449	199,045,807
Ending balance (in shares) at Dec. 31, 2024	40,000	19,093,853
Ending balance (in shares) at Dec. 31, 2024				0
Increase (Decrease) in Temporary Equity [Roll Forward]
Deemed dividend on Series A preferred shares (Note 9)									$ 3,064,409
Ending balance at Dec. 31, 2024								122,665,819	$ 122,665,819
Ending balance (in shares) at Dec. 31, 2024									140,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	$ 0	0	$ 0	0	0	5,934,445	5,934,445
Comprehensive income	0	0	0	0	0	0	5,934,445	5,934,445
Distribution of net assets of Robin to shareholders		0	(5,639,637)	0	0	0	0	(5,639,637)
Issuance of restricted stock and compensation cost	$ 0	$ 2,400	3,591,606	$ 0	0	0	0	3,594,006
Issuance of restricted stock and compensation cost (in shares)	0	2,400,000		0
Repurchase of common shares (Note 9)		$ (20)	(343,921)
Repurchase of common shares (Note 9) (in shares)		(20,344)
Repurchase of common shares				$ 0
Repurchase of common shares (in shares)				0
Repurchase of common shares					0	0	0	(343,941)
Excess of consideration over carrying value of sold assets (Note 4)		$ 0	3,091,542	$ 0	0	0	0	3,091,542
Dividend declared ($1.75 per common share) (Note 9,19)	$ 0	0	0	0	0	0	(37,578,641)	(37,578,641)
Dividend on Series A preferred shares (Note 10)	0	0	0	0	0	0	(1,361,112)	(1,361,112)
Deemed dividend on Series A preferred shares (Note 10)	0	0	0	0	0	0	(3,143,414)	(3,143,414)
Ending balance at Dec. 31, 2025	$ 40	$ 21,474	$ 59,304,814	$ 0	$ 0	$ 0	$ 104,272,727	163,599,055
Ending balance (in shares) at Dec. 31, 2025	40,000	21,473,509
Ending balance (in shares) at Dec. 31, 2025				0
Increase (Decrease) in Temporary Equity [Roll Forward]
Capitalization at spin off, including Issuance of capital and preferred stock, net of costs (Note 8)									$ 0
Capitalization at spin off, including Issuance of capital and preferred stock, net of costs (Note 8) (in shares)									0
Deemed dividend on Series A preferred shares (Note 9)									$ 3,143,414
Ending balance at Dec. 31, 2025								$ 125,809,233	$ 125,809,233
Ending balance (in shares) at Dec. 31, 2025									140,000